Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 6 – Property and Equipment

Property and equipment as of March 31, 2024 and December 31, 2023 consisted of the following:

	March 31, 2024	December 31, 2023
Equipment and machinery	$1,283,334	$1,233,334
Less: Accumulated depreciation	(374,671)	(318,335)
Total property and equipment, net	$908,663	$914,999

Depreciation of property and equipment was $56,336 and $55,823 for the three months ended March 31, 2024 and 2023, respectively.

Note 9 – Property and Equipment

Property and equipment at December 31, 2023 and 2022, consisted of the following:

	December 31,
	2023	2022
Equipment and machinery	$1,233,334	$1,116,769
Less: Accumulated depreciation	(318,335)	(94,479)
Total property and equipment, net	$914,999	$1,022,290

Depreciation of property and equipment was $223,856 and $93,253 for the years ended December 31, 2023 and 2022, respectively. Property and equipment was placed in service during the third quarter of 2022, and commenced production activities on January 1, 2023, resulting in the recognition of depreciation as a component of cost of goods sold for the year ended December 31, 2023.

BRANCHOUT FOOD INC.

NOTES TO FINANCIAL STATEMENTS